Intangible Assets (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 50,158	$ 543,320
Intangible impairment expense		$ 31,272